Segment Information - Net Revenue from Customers Representing at Least 10% of Total Revenue (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of major customers [Line Items]
Net revenue	$ 23,932,900	$ 762,923	$ 22,695,909	$ 21,356,228
Percentage of total revenue	100.00%	100.00%	100.00%	100.00%
Customer A [member]
Disclosure of major customers [Line Items]
Net revenue	$ 5,393,013		$ 5,376,979	$ 5,251,529
Percentage of total revenue	23.00%	23.00%	24.00%	25.00%
Customer B [Member]
Disclosure of major customers [Line Items]
Net revenue	$ 2,209,678		$ 2,604,235	$ 2,834,188
Percentage of total revenue	9.00%	9.00%	11.00%	13.00%
Customer K [member]
Disclosure of major customers [Line Items]
Net revenue	$ 3,673,340		$ 2,487,062	$ 1,787,471
Percentage of total revenue	15.00%	15.00%	11.00%	8.00%